OPERATING LEASES	12 Months Ended
Dec. 31, 2024
OPERATING LEASES
OPERATING LEASES

17. OPERATING LEASES

The Group leases its facilities and offices under non-cancelable operating lease agreements. For the years ended December 31, 2022, 2023 and 2024, the operating lease cost were RMB9,352,700, RMB7,549,026 and RMB6,829,793, respectively, and the short-term lease cost were RMB847,735, RMB1,480,259 and RMB1,263,426 respectively. There were no leasing costs other than operating lease costs or short-term lease costs.

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 was as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	76,821,285	71,223,350

Operating lease liabilities—current (Note 10)	5,094,066	1,253,020
Operating lease liabilities—non-current	280,421	89,990
Total operating lease liabilities	5,374,487	1,343,010

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	8,046,828	7,711,479	5,263,335
Right-of-use assets obtained in exchange for new operating lease liabilities	921,405	3,744,607	1,144,700
Modification to right-of-use assets	—	(5,217,099)	—

The weighted average remaining lease term as of December 31, 2024 was 0.7 years, and the weighted average discount rate of the operating leases was 3.22%.

Maturities of lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
Within 1 year	1,265,461
After 1 year but within 2 years	90,734
Total undiscounted lease payment	1,356,195
less: Imputed interest	(13,185)
Present value of lease liabilities	1,343,010

As of December 31, 2024, the Group has no significant lease contract that has been entered into but not yet commenced.